Hybrid Bonds - Additional Information (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Hybrid bonds [member]
Disclosure of detailed information about borrowings [line items]
Interest accumulated but not paid on hybrid bonds	₩ 479